Financial Liabilities - Borrowings - Summary of Maturities of the Group's Non-Current Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 1,397	£ 1,572
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	160	251
Between two and five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	531	609
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 706	£ 712